Related Party (Details) - Schedule of Transactions with Directors - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Transaction with Directors [Line Items]
Total Transactions with Directors	$ 60			$ 2,065
Wikborg Sons Ltd AS fee, a related party to board member Rolf Wikborg [Member]
Schedule of Transaction with Directors [Line Items]
Total Transactions with Directors				718
Prepaid consulting agreement with Wikborg Sons Ltd AS, a related party board member Rolf Wikborg [Member]
Schedule of Transaction with Directors [Line Items]
Total Transactions with Directors				340
Doonbeg Partners, a related party to board member John Thomas [Member]
Schedule of Transaction with Directors [Line Items]
Total Transactions with Directors				$ 1,007